Statement of Cash Flows - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (1,550)	$ (719,993)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization expense		600
Expenses paid by founders	640
Accretion of debt discount and debt issuance costs		148,136
Changes in operating assets and liabilities:
Accounts payable	910	180
Accrued payroll taxes		22,021
Net cash used in operating activities		(549,056)
Cash flows from investing activities:
Purchases of computer equipment		(10,799)
Net cash used in investing activities		(10,799)
Cash flows from financing activities:
Proceeds from long-term notes, net of debt issuance costs of $85,500		925,000
Net cash provided by financing activities		925,000
Net (decrease) increase in cash		365,145
Cash at beginning of period
Cash at end of period		365,145
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Warrants issued to third party in conjunction with debt issuance		223,560
Total debt issuance costs at origination		$ 85,500